Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Common Stock Shares
Table 11.1 and Table 11.2 present information related to our common stock.

Table 11.1: Common Stock Shares

Number of shares
Shares reserved (1)	203,107,858
Shares issued	5,481,811,474
Shares not reserved or issued	3,315,080,668
Total shares authorized	9,000,000,000
(1)Shares reserved for employee stock plans (employee restricted share rights, performance share awards, 401(k), and deferred compensation plans), convertible securities, dividend reinvestment and common stock purchase plans, and director plans.

Common Stock Shares Outstanding
Table 11.2: Common Stock Shares Outstanding

	Year ended December 31,
(in millions)	2025	2024	2023
Balance, beginning of period	3,288.9	3,598.9	3,833.8
Issued	24.9	22.8	37.2
Repurchased	(221.2)	(332.8)	(272.1)
Balance, end of period	3,092.6	3,288.9	3,598.9

Stock Compensation Expense
Table 11.3 summarizes the major components of stock compensation expense and the related recognized tax benefit.
Table 11.3: Stock Compensation Expense

	Year ended December 31,
(in millions)	2025	2024	2023
RSRs and stock options	$1,407	1,180	1,069
PSAs	69	101	53
Total stock compensation expense	$1,476	1,281	1,122
Related recognized tax benefit	$365	317	277

Restricted Share Rights	A summary of the status of our RSRs at December 31, 2025, and changes during 2025 is presented in Table 11.4.
Table 11.4: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2025	62,041,896	$45.10
Granted	25,373,392	77.44
Vested	(24,762,808)	45.29
Canceled or forfeited	(2,610,513)	59.26
Nonvested at December 31, 2025	60,041,967	59.55

Performance Share Awards
A summary of the status of our PSAs at December 31, 2025, and changes during 2025 is in Table 11.5, based on the performance adjustments recognized as of December 2025.

Table 11.5: Performance Share Awards

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2025	3,439,368	$33.37
Granted	1,164,554	70.94
Vested	(1,653,573)	52.85
Nonvested at December 31, 2025	2,950,349	55.92